Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Beginning Balance at Jan. 01, 2009
Net income (loss)			€ (7,766)			€ (7,766)
Translation adjustment				123		123
Warrants and stock options granted		312			68	380
Warrants and stock options granted (Shares)						24,212
Capital increase	117	2,504	(2)			2,620
Capital increase (Shares)						903,500
Provision for retirement indemnities				32		32
Ending Balance at Dec. 31, 2009	1,418	29,961	(14,436)	(3,131)	(1,233)	12,579
Ending Balance (Shares) at Dec. 31, 2009						10,510,305
Net income (loss)			(12,717)			(12,717)
Translation adjustment				(93)		(93)
Warrants and stock options granted		265			62	327
Warrants and stock options granted (Shares)						18,000
Capital increase	322	8,644				8,966
Capital increase (Shares)						2,480,096
Provision for retirement indemnities				(162)		(162)
Ending Balance at Dec. 31, 2010	1,740	38,870	(27,154)	(3,386)	(1,172)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Net income (loss)			(939)			(938)
Translation adjustment				(274)		(274)
Warrants and stock options granted		199				199
Warrants and stock options granted (Shares)						336,603
Capital increase	44	714				758
Provision for retirement indemnities				70		70
Ending Balance at Dec. 31, 2011	€ 1,784	€ 39,784	€ (28,093)	€ (3,590)	€ (1,172)	€ 8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004